Loss Before Tax	9 Months Ended
Sep. 30, 2023
Analysis of income and expense [abstract]
Loss Before Tax	LOSS BEFORE TAX
The Company’s loss before tax is arrived at after charging:

	Nine months ended September 30,
	2023	2022
	US$’000 (Unaudited)	US$’000 (Unaudited)
Employee benefit expense (including directors’ remuneration):
Wages and salaries	148,850	104,324
Pension scheme contributions (defined contribution schemes)	5,251	4,333
Equity-settled share-based compensation expense	35,091	25,365